UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208
(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 4/30

Date of reporting period: 7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Toreador Core Fund

Schedule of Investments

July 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 87.54%

Consumer Discretionary — 10.94%
Advance Auto Parts, Inc.	6,545	$792,665
Choice Hotels International, Inc.	22,252	1,043,396
Delphi Automotive PLC	22,263	1,487,168
Las Vegas Sands Corp.	12,915	953,773
Macy’s, Inc.	17,320	1,000,923
Marriott International, Inc. - Class A	15,309	990,645
Omnicom Group, Inc.	12,397	867,666
O’Reilly Automotive, Inc. *	5,544	831,600
Priceline.com, Inc. *	669	831,199
SeaWorld Entertainment, Inc.	29,772	829,150
Starz *	27,881	794,887
Target Corp.	32,930	1,962,299

		12,385,371

Consumer Staples — 3.06%
Herbalife Ltd.	15,715	823,466
Keurig Green Mountain, Inc.	9,120	1,087,834
Mead Johnson Nutrition Co.	8,723	797,631
Tyson Foods, Inc. - Class A	20,450	760,945

		3,469,876

Energy — 4.91%
Baker Hughes, Inc.	14,164	974,058
Continental Resources, Inc. *	7,139	1,047,862
Helmerich & Payne, Inc.	7,977	847,636
PBF Energy, Inc.	32,165	871,672
Superior Energy Services, Inc.	28,353	952,661
Valero Energy Corp.	16,949	861,009

		5,554,898

Financials — 19.33%
Aflac, Inc.	15,986	955,004
Bank of America Corp.	227,372	3,467,423
Capital One Financial Corp.	9,441	750,937
CBOE Holdings, Inc.	14,694	712,218
Citigroup, Inc.	63,150	3,088,666
Discover Financial Services	15,467	944,415
Everest Re Group Ltd.	4,941	770,351
JPMorgan Chase & Co.	26,398	1,522,373
Lincoln National Corp.	17,762	930,551
MetLife, Inc.	65,675	3,454,505
PartnerRe Ltd.	9,335	974,201
Prudential Financial, Inc.	10,632	924,665
RenaissanceRe Holdings Ltd.	8,042	786,588
Travelers Cos., Inc./The	10,513	941,544
Unum Group	25,489	875,037
XL Group PLC	24,186	779,757

		21,878,235

Health Care — 15.75%
AbbVie, Inc.	18,111	947,930
Aetna, Inc.	10,631	824,221
AmerisourceBergen Corp.	10,659	819,784
Boston Scientific Corp. *	57,467	734,428
C.R. Bard, Inc.	6,082	907,617
Celgene Corp. *	8,778	765,003

See accompanying notes which are an integral part of these financial statements.

Toreador Core Fund

Schedule of Investments

July 31, 2014 (Unaudited) - continued

	Shares	Fair Value
Common Stocks — 87.54% - continued

Health Care — 15.75% - continued
CIGNA Corp.	8,361	$752,824
Edwards LifeSciences Corp. *	28,230	2,547,757
Endo International PLC *	13,110	879,419
Gilead Sciences, Inc. *	20,675	1,892,796
Hologic, Inc. *	32,437	845,633
McKesson Corp.	3,750	719,475
Medtronic, Inc.	12,081	745,881
Myriad Genetics, Inc. *	29,744	1,073,758
Omnicare, Inc.	15,245	952,813
St. Jude Medical, Inc.	10,254	668,458
United Therapeutics Corp. *	9,571	870,387
WellPoint, Inc.	7,970	875,186

		17,823,370

Industrials — 10.04%
AGCO Corp.	18,843	917,843
AMERCO	2,951	776,585
Avis Budget Group, Inc. *	18,329	1,029,907
BE Aerospace, Inc. *	29,633	2,522,954
Delta Air Lines, Inc.	54,618	2,045,990
HD Supply Holdings, Inc. *	37,722	958,893
Trinity Industries, Inc.	26,932	1,175,312
United Rentals, Inc. *	9,480	1,003,932
WESCO International, Inc. *	11,891	933,325

		11,364,741

Information Technology — 19.25%
Advanced Micro Devices, Inc. *	176,991	692,035
Apple, Inc.	20,524	1,961,479
CDW Corp.	32,799	1,013,161
CommScope Holding Co., Inc. *	36,467	898,547
Electronic Arts, Inc. *	28,935	972,216
First Solar, Inc. *	14,222	897,550
Global Payments, Inc.	14,463	1,001,852
Hewlett-Packard Co.	26,776	953,493
Ingram Micro, Inc. - Class A *	30,447	873,829
Intel Corp.	172,305	5,839,416
Lexmark International, Inc. - Class A	16,667	800,516
Marvell Technology Group Ltd.	62,814	837,939
MasterCard, Inc. - Class A	8,180	606,547
NeuStar, Inc. - Class A *	9,756	271,802
Rovi Corp. *	41,632	972,940
Skyworks Solutions, Inc.	26,325	1,336,257
Visa, Inc. - Class A	4,169	879,701
Western Digital Corp.	9,802	978,534

		21,787,814

Materials — 2.72%
Goldcorp, Inc.	20,638	565,481
Lyondellbasell Industries NV - Class A	19,618	2,084,412
Newmont Mining Corp.	17,077	425,388

		3,075,281

See accompanying notes which are an integral part of these financial statements.

Toreador Core Fund

Schedule of Investments

July 31, 2014 (Unaudited) - continued

	Shares	Fair Value
Common Stocks — 87.54% - continued

Utilities — 1.54%
AES Corp./The	51,399	$750,939
UGI Corp.	20,429	991,624

		1,742,563

Total Common Stocks (Cost $83,542,890)		99,082,149

Exchange-Traded Funds — 8.42%

SPDR S&P 500 ETF Trust	49,377	9,534,205

Total Exchange-Traded Funds (Cost $9,470,081)		9,534,205

Money Market Securities — 1.91%

Huntington Money Market Fund, Institutional Shares, 0.01% (a)	2,167,430	2,167,430

Total Money Market Securities (Cost $2,167,430)		2,167,430

	Contracts
Call Options Purchased — 2.65%

Intel Corp./ January 2016/ Strike $22.00 (b)	2,500	2,993,750

Total Call Options Purchased (Cost $1,188,935)		2,993,750

Total Investments – 100.52% (Cost $96,369,336)		113,777,534

Liabilities in Excess of Other Assets – (0.52)%		(586,020)

TOTAL NET ASSETS – 100.00%		$113,191,514

(a)	Rate disclosed is the seven day yield as of July 31, 2014.
(b)	Each call option contract has a multiplier of 100 shares.
*	Non-income producing security.

Tax related - At July 31, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Unrealized appreciation	$19,989,151
Unrealized depreciation	(2,598,114)

Net unrealized appreciation	$17,391,037

Aggregate cost of securities for income tax purposes	$96,386,497

See accompanying notes which are an integral part of these financial statements.

Toreador Core Fund

Related Notes to the Schedule of Investments

July 31, 2014

(Unaudited)

The Toreador Core Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Options - The Fund may use options in order to hedge its portfolio, to manage risk or to obtain market exposure. The Fund may buy or sell put and call options, such as options on securities and equity indices, and enter into closing transactions with respect to options to terminate an existing position. As an example, the Fund may buy index options to serve as a hedge against overall fluctuations in the securities market represented by the relevant market index. The Fund may sell put or call options to enable the Fund to enhance income by reason of the premiums paid by the buyer of such options. The Fund will sell call options only to the extent that it owns the underlying security or, with respect to options on stock indices, holds a portfolio of securities substantially replicating the movement of the index.

Purchasing Call Options - As the holder of a call option, the Fund has the right to purchase the underlying security or currencies at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Writing Covered Call Options - The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains a segregated account with its Custodian or as otherwise required by the rules of the exchange the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding. The writing of covered call options is considered to be a conservative investment technique. The Fund will receive a premium from writing a call option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. In the event the option expires, premiums received are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received in determining realized gains or losses.

Toreador Core Fund

Related Notes to the Schedule of Investments - continued

July 31, 2014

(Unaudited)

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Toreador Research & Trading LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the mutual fund. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, are categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other

Toreador Core Fund

Related Notes to the Schedule of Investments - continued

July 31, 2014

(Unaudited)

bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities are generally categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities are classified as Level 2 securities.

Call and put options that the Fund invests in and writes are generally traded on an exchange. These options in which the Fund invests are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued at the mean between the bid and ask prices. The options will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2014:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$99,082,149	$—	$—	$99,082,149
Exchange-Traded Funds	9,534,205	—	—	9,534,205
Money Market Securities	2,167,430	—	—	2,167,430
Call Options Purchased	2,993,750	—	—	2,993,750

Total	$113,777,534	$—	$—	$113,777,534

*	Refer to the Schedule of Investments for industry classifications

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended July 31, 2014, there were no transfers between levels. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Martin Focused Value Fund

Schedule of Investments

July 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 8.63%

Consumer Discretionary — 5.00%
Garmin Ltd.	2,750	$151,360
Gentex Corp.	17,555	507,340

		658,700

Consumer Staples — 2.22%
Wal-Mart Stores, Inc.	3,965	291,745

Health Care — 1.41%
Stryker Corp.	2,325	185,465

Total Common Stocks (Cost $777,796)		1,135,910

U.S. Treasury Obligations — 83.67%

	Principal Amount
U.S. Treasury Note, 0.250%, 9/15/2014	$2,675,000	2,675,730
U.S. Treasury Note, 2.125%, 11/30/2014	4,260,000	4,289,202
U.S. Treasury Note, 4.000%, 2/15/2015	2,905,000	2,966,278
U.S. Treasury Note, 2.125%, 5/31/2015	1,070,000	1,087,848

Total U.S. Treasury Obligations (Cost $11,017,227)		11,019,058

Money Market Securities — 5.96%
	Shares
Fidelity Institutional Money Market Treasury Only - Class I, 0.01% (a)	785,459	785,459

Total Money Market Securities (Cost $785,459)		785,459

Put Options Purchased — 1.11%

	Contracts
Standard & Poor’s 500 Index, Put @ 1750, Expiring December 2014 (b)	56	146,720

Total Put Options Purchased (Cost $140,072)		146,720

Total Investments – 99.37% (Cost $12,720,554)		13,087,147

Other Assets in Excess of Liabilities – 0.63%		82,456

TOTAL NET ASSETS – 100.00%		$13,169,603

(a)	Rate disclosed is the seven day yield as of July 31, 2014.
(b)	Each put option contract has a multiplier of 100 shares.

See accompanying notes which are an integral part of this schedule of investments.

Tax related At July 31, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Unrealized appreciation	$366,688
Unrealized depreciation	(95)

Net unrealized appreciation	$366,593

Aggregate cost of securities for income tax purposes	$12,720,554

See accompanying notes which are an integral part of this schedule of investments.

Martin Focused Value Fund

Related Notes to the Schedule of Investments

July 31, 2014

(Unaudited)

The Martin Focused Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Options - The Fund may purchase and sell call options on equity securities (including convertible securities that are traded on U.S. and foreign securities exchanges, and on securities indices and futures contracts). All calls sold by the Fund must be “covered” (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes it during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require it to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on equity securities (including convertible securities) and on securities indices. The Fund will not sell put options if, as a result, more than 50% of the Fund’s total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

The Fund may buy and write (sell) put and call options on foreign currencies traded on U.S. exchanges or in the over-the-counter markets. Like other kinds of options, the writing of an option on foreign currency will be only a partial hedge, up to the amount of the premium received, and the Fund could be required to buy or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

The investment objective of the Fund as it relates to derivative investments is an effort to manage risk or generate returns.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Martin Focused Value Fund

Related Notes to the Schedule of Investments - continued

July 31, 2014

(Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Martin Capital Management, LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as U.S. Treasury Obligations, when valued using market quotations in an active market, are categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities are generally categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

Call and put options that the Fund invests in and writes are generally traded on an exchange. The options in which the Fund invests are generally valued at the last trade price as provided by the pricing service. If the last sale price is not available, the options will be valued at the mean of the last bid and ask prices. The options are generally categorized as Level 1 securities.

Martin Focused Value Fund

Related Notes to the Schedule of Investments - continued

July 31, 2014

(Unaudited)

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2014:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,135,910	$—	$—	$1,135,910
U.S. Treasury Obligations	—	11,019,058	—	11,019,058
Money Market Securities	785,459		—	785,459
Put Options Purchased	146,720	—	—	146,720

Total	$2,068,089	$11,019,058	$—	$13,087,147

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended July 31, 2014.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Form N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant             Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, President

Date 9/26/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, President

Date 9/26/2014

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Interim Treasurer

Date 9/26/2014